Stockholders' Equity (Deficit) (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2014	Mar. 31, 2015 Investor	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 28, 2014
Stockholders' Equity (Deficit) [Textual]
Gross proceed from sale of shares				$ 3,276,310
Price per share	$ 1.00	$ 0.30				$ 0.16
Number of common stock issued				3,451,310	5,562,816
Value of common stock issued				283,990
Exercise price	$ 0.60
Warrants issued during period				4,433,839
Stock issued for services, value				366,541
Stock issued for services, shares		90,000
Subscription receivables				175,000
Beneficial conversion feature				0	(116,667)
Convertible promissory note				250,000
Stock-based compensation		453,941	1,091,052	3,117,807	1,765,074
Stock issued during period, shares, other				62,791
Stock issued during period, value, other				27,000	1,048,091
Common stock offering price		$ 0.30
Number of investors		3
Private placement offering		500,000
Proceeds from Loan(s)		1,350,000		2,300,000	0
Consultants And Employees [Member]
Stockholders' Equity (Deficit) [Textual]
Stock issued for services, value				366,541
Stock issued for services, shares				784,000
Consultant [Member]
Stockholders' Equity (Deficit) [Textual]
Stock issued for services, value				53,055
Stock issued for services, shares				135,000
Warrant [Member]
Stockholders' Equity (Deficit) [Textual]
Number of common stock issued				150,000
Value of common stock issued				500,000
Exercise price	$ 1.20
Exercise of warrants				500,000
Stock issued during period, shares, other				66,536
Warrants And Options [Member]
Stockholders' Equity (Deficit) [Textual]
Stock-based compensation				$ 3,117,000
Minimum [Member]
Stockholders' Equity (Deficit) [Textual]
Price per share				$ 0.30
Exercise price				$ 0.50
Maximum [Member]
Stockholders' Equity (Deficit) [Textual]
Price per share				$ 0.50
Exercise price				$ 1.00